Document and Entity Information	Aug. 06, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 06, 2019
Entity Central Index Key	0001423824
Entity Registrant Name	Alder BioPharmaceuticals, Inc.
Entity Emerging Growth Company	false
Entity File Number	001-36431
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	90-0134860
Entity Address, Address Line One	11804 North Creek Parkway South
Entity Address, City or Town	Bothell
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98011
City Area Code	(425)
Local Phone Number	205-2900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock (Par Value $0.0001)
Trading Symbol	ALDR
Security Exchange Name	NASDAQ